OFFICERS AND DIRECTORS
Martin E. Zweig, Ph.D.
Chairman of the Board and President
Jeffrey Lazar
Vice President and Treasurer
Stuart B. Panish
Vice President and Secretary
Christopher M. Capano
Assistant Vice President
Charles H. Brunie
Director
Elliot S. Jaffe
Director
Alden C. Olson, Ph.D.
Director
James B. Rogers, Jr.
Director
Anthony M. Santomero, Ph.D.
Director
Robert E. Smith
Director
INVESTMENT ADVISER
Zweig Total Return Advisors, Inc.
900 Third Avenue
New York, New York 10022
FUND ADMINISTRATOR
Zweig/Glaser Advisers
900 Third Avenue
New York, New York 10022
CUSTODIAN
The Bank of New York
48 Wall Street
New York, New York 10015
TRANSFER AGENT
State Street Bank & Trust Co.
225 Franklin Street
Boston, Massachusetts 02110
LEGAL COUNSEL
Rosenman & Colin LLP
575 Madison Avenue
New York, New York 10022

--------------------------------------------------------------------------------
  This report is transmitted to the shareholders of The Zweig Total Return
Fund, Inc. for their information. This is not a prospectus, circular or repre-sentation intended for use in the purchase of shares of the Fund or any securi-ties mentioned in this report.
3206-3Q-



                                     [LOGO OF THE ZWEIG TOTAL RETURN FUND, INC.]




     QUARTERLY REPORT


    SEPTEMBER 30, 1997

                                                               October 16, 1997

Dear Shareholder:

  The Zweig Total Return Fund's net asset value increased 6.4% during the quarter ended September 30, 1997, including $0.21 in reinvested distributions.

  For the nine months ended September 30, 1997, the Fund's net asset value increased 13.0%, including $0.63 in reinvested distributions. Maintaining our risk-averse policy, the Fund's average overall exposure during the period was 70%.


                             DISTRIBUTION DECLARED

  In accordance with our policy of distributing 10% of net assets per year, which equals 0.83% per month (10% divided by 12 months), the Fund will announce a distribution of $0.07 per share payable on November 26, 1997, to shareholders of record on November 13, 1997. The amount of the distribution depends on the exact net asset value at the time of declaration. For the November distribution, 0.83% of the Fund's net asset value was equivalent to $0.07 per share. Including this distribution, the Fund's payout since its inception is now $8.24.


                                MARKET OUTLOOK

  Our bond exposure is currently at 43%. If our Fund was fully invested, we would be 62 1/2% in bonds and 37 1/2% in stocks. Consequently, at 43%, we are at about 69% of a full position (43%/62 1/2%). This reflects my high neutral position on bonds.

  We adjusted our duration--sensitivity to interest rates--quite a bit last quarter in response to rapid changes in the bond market. Thus we were able to stay in gear with the market's overall upward trend. At present our duration is 5.0 years, a cautiously optimistic reading. This figure is probably a bit higher than that of the average bond fund manager, indicating that we are somewhat on the bullish side.

  The bond market's ups and downs were due to shifting sentiment about the strength of the U.S economy. During the summer, investors feared that low unemployment and strong industrial production would lead to inflation and a Federal Reserve interest hike. During September, however, new data revealed that fears about inflation may have been unfounded. Some economists even began discussing the possibility of deflation, and the bond market rallied in relief.

  The big positive for bonds is low inflation. In fact, it is virtually the whole story. We did have a recent report of a jump in producer prices but much of that figure was seasonally distorted. For the year, producer prices have been reasonably flat. Consumer prices, the most common measure of inflation, have been rising at a rate under 2%.

  There are always a few commodities that have gone up in price but they are so volatile that it is not very significant. Materials like lumber, copper, and gold fluctuate so wildly they could turn by the time you read this report. On balance--with wages stable--the inflation numbers have been pretty decent despite the growing economy. This makes for a good environment for bonds.

  Equities are also benefiting from the low inflation rate. In spite of strong corporate profits and near record low unemployment, interest rates do not appear to be heading upward--a positive for stocks as well as bonds.

  Among my key equity indicators, the monetary model is moderately bullish but the sentiment indicators are not so terrific. Although the sentiment indicators are below average, they are not extremely negative. Basically, sentiment is lower because the market rally has brought a return to some optimism. But this is not the kind of optimism you generally see at the top. Because of recent market activity, my tape indicators are very solid. Valuation is at high levels but this should not be a serious problem if inflation stays in check and earnings continue to grow.

  Our equity position is currently at 36%. At this figure, we are at 96% of a full position for our Fund (36%/37 1/2%). This is in line with my bullish stance on the market. Right now the market looks O.K. to me but I don't think it will necessarily go straight up. As a defensive money manager, I will always be prepared to reduce our exposure if my indicators point to rising risk.


                             PORTFOLIO COMPOSITION

  In accordance with our investment policy guidelines, all of our bonds are U.S. Government obligations. As indicated earlier, the average duration of the bond portion of our portfolio is 5.0 years. Since these bonds are liquid, they give us the flexibility to adjust quickly to changing market conditions.

  Most of our equities are bought and sold on the basis of a proprietary computer-driven model that is weighted toward a value approach with secondary emphasis on growth. Various criteria are used to evaluate and rank the most liquid stocks with the highest dividend yields.

  Although our equity holdings have grown because of appreciation and acquisitions to increase our exposure, the composition of our leading industry groups showed little change during the third quarter. Our leading sectors continue to include financial services, oil, utilities, investment companies, manufacturing and metals.

  Two new holdings--ARCO (Atlantic Richfield) and Caliber Systems, the large trucking company slated to be acquired by FedEx--occupy prominent positions in our portfolio. Other top listings include Bear Stearns, Ford, Ashland, YPF S.A. (a leading Argentine oil and gas company), Sun, USX-Marathon, RJR/Nabisco, and Ahmanson.

  In the financial services area, our performance benefited from the gains in Bear Stearns, PaineWebber, A.G. Edwards, and Salomon. This sector was strengthened by the pending merger of Travelers Group (which already owns Smith Barney) with Salomon, leading to the possibility of further takeovers.

  The UPS strike was a plus for other trucking companies. Here we profited by higher prices for CNF Transportation and Caliber Systems. Our holdings in the oil sector saw significant gains in Sun, YPF S.A., and USX-Marathon.

  During the quarter we increased our positions in Ashland, YPF S.A., Sun, and Cummins Engine, reduced our holdings in Dayton-Hudson, USX-Steel, Chrysler, and Harris and sold our stake in Royal Dutch.

  Our portfolio also includes a number of closed-end funds that are selling at significant discounts from their net asset values. When the market again places a premium on valuation, as it has done historically, discounts should narrow and more closely reflect the net asset values. This would enhance the profitability of these positions.

                Sincerely,

                LOGO
                Martin E. Zweig, Ph.D.
                Chairman

                       THE ZWEIG TOTAL RETURN FUND, INC.

                            STATEMENT OF NET ASSETS
                         SEPTEMBER 30, 1997(UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
COMMON STOCKS                                     32.39%
AEROSPACE & DEFENSE                                0.46%
  Gencorp Inc. .........................................   14,800  $    420,875
  General Motors Corp., Class H.........................   41,100     2,717,738
                                                                   ------------
                                                                      3,138,613
                                                                   ------------
AUTOMOTIVE                                         1.59%
  Chrysler Corp. .......................................   65,700     2,418,582
  Ford Motor Co. .......................................   95,700     4,330,425
  General Motors Corp. .................................   32,700     2,188,856
  Volvo AB, ADR.........................................   64,900     1,841,537
                                                                   ------------
                                                                     10,779,400
                                                                   ------------
CHEMICALS                                          0.85%
  Albemarle Corp. ......................................   36,300       907,500
  Millenium Chemicals, Inc. ............................   35,100       772,200
  Rohm & Haas Co. ......................................   34,200     3,281,063
  Wellman, Inc. ........................................   35,600       825,475
                                                                   ------------
                                                                      5,786,238
                                                                   ------------
CONSUMER DURABLES                                  0.87%
  Cooper Tire & Rubber Co. .............................   87,400     2,321,562
  Huffy Corp. ..........................................   13,200       217,800
  Whirlpool Corp. ......................................   50,600     3,355,413
                                                                   ------------
                                                                      5,894,775
                                                                   ------------
CONTAINERS & PACKAGING                             0.05%
  Sea Containers Ltd., Class A..........................   12,100       343,338
                                                                   ------------
ELECTRONICS                                        0.13%
  Hitachi Ltd., ADR.....................................    1,200       105,825
  Philips Electronics N.V., ADR.........................    9,600       806,400
                                                                   ------------
                                                                        912,225
                                                                   ------------
FINANCIAL SERVICES                                 4.45%
  A.G. Edwards, & Sons, Inc. ...........................   48,400     2,486,550
  Bear, Stearns & Co., Inc. ............................  114,882     5,054,808
  Charter One Financial, Inc. ..........................   12,900       762,712
  CIGNA Corp. ..........................................   13,000     2,421,250
  Fremont General Corp. ................................   29,500     1,408,625
  GATX Corp. ...........................................    9,100       614,819
  H.F. Ahmanson, & Co. .................................   64,600     3,670,088
  Lincoln National Corp. ...............................   28,500     1,984,312
  Old Republic International Corp. .....................   38,500     1,501,500
  Orion Capital Corp. ..................................   25,400     1,150,938
  PaineWebber Group Inc. ...............................   61,400     2,858,937
  PIMCO Advisors L.P. ..................................   18,600       584,738
  Providian Corp. ......................................   59,600     2,365,375

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1997(UNAUDITED)

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
FINANCIAL SERVICES (CONTINUED)
  Ryder Systems, Inc. ..................................  71,100   $  2,555,156
  Selective Insurance Group, Inc. ......................   9,800        504,700
  St. Paul BanCorp. ....................................  12,100        302,500
                                                                   ------------
                                                                     30,227,008
                                                                   ------------
FOOD & BEVERAGE                                    0.27%
  Adolph Coors Co., Class B.............................  48,300      1,829,363
                                                                   ------------
HOME BUILDERS & MATERIALS                          0.24%
  Kaufman & Broad Home Corp. ...........................  44,500        965,094
  Lafarge Corp. ........................................  20,800        670,800
                                                                   ------------
                                                                      1,635,894
                                                                   ------------
INDUSTRIAL SERVICES                                0.17%
  Browning Ferris Industries, Inc. .....................  12,300        468,168
  Ogden Corp. ..........................................  28,400        670,950
                                                                   ------------
                                                                      1,139,118
                                                                   ------------
INVESTMENT COMPANIES                               2.44%
  Argentina Fund, Inc. .................................  12,600        187,425
  Blackrock 2001 Term Trust Inc. .......................  29,000        246,500
  Blackrock Strategic Term Trust Inc. ..................  29,000        241,063
  Brazil Fund, Inc. ....................................  25,800        722,400
  Central European Equity Fund, Inc. ...................  12,300        316,725
  Chile Fund, Inc. .....................................  24,600        625,762
  China Fund Inc. ......................................  20,400        363,375
  Clemente Global Growth Fund, Inc. ....................  13,100        137,550
  Emerging Markets Infrastructure Fund, Inc. ...........  57,400        796,425
  Emerging Markets Telecommunications Fund, Inc. .......  24,600        444,338
  Emerging Mexico Fund, Inc. ...........................  16,200        186,300
  Fidelity Advisor Emerging Asia Fund Inc. .............  25,100        304,337
  G.T. Global Eastern Europe Fund, Inc. ................  11,000        215,875
  Gabelli Equity Trust Inc. ............................  62,900        684,037
  Gabelli Global Multimedia Trust Fund, Inc. ...........  50,600        433,263
  Greater China Fund, Inc. .............................   8,600        185,438
  Italy Fund, Inc. .....................................   6,600         68,887
  Mexico Fund, Inc. ....................................  37,700        862,388
  Morgan Stanley Asia-Pacific Fund, Inc. ...............  49,400        453,862
  Morgan Stanley Emerging Markets Fund, Inc. ...........  58,500      1,005,469
  New Germany Fund, Inc. ...............................  61,100        958,506
  Portgugal Fund, Inc. .................................  18,000        333,000
  R.O.C. Taiwan Fund....................................  43,800        531,075
  Royce Value Trust Inc. ...............................  70,160      1,140,100
  Scudder New Asia Fund Inc. ...........................  15,000        185,625
  Southern Africa Fund, Inc. ...........................  14,900        264,475
  Spain Fund Inc. ......................................  25,400        387,350

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
INVESTMENT COMPANIES (CONTINUED)
  Swiss Helvetia Fund, Inc. ............................   40,800  $  1,045,500
  Taiwan Fund, Inc. ....................................   39,500     1,002,312
  Templeton China World Fund, Inc. .....................   39,600       537,075
  Templeton Dragon Fund, Inc. ..........................   75,200     1,203,200
  Templeton Vietnam Opportunities Fund, Inc. ...........   15,000       171,563
  Tri-Continental Corp. ................................   12,400       363,475
                                                                   ------------
                                                                     16,604,675
                                                                   ------------
LEISURE                                            0.13%
  Royal Caribbean Cruises Ltd. .........................   19,500       853,125
                                                                   ------------
LODGING                                            0.05%
  Marcus Corp. .........................................   11,000       320,375
                                                                   ------------
MANUFACTURING                                      2.43%
  Borg-Warner Automotive, Inc. .........................   18,600     1,057,875
  Brown Group, Inc. ....................................   26,000       472,875
  Cummins Engine Company, Inc. .........................   36,900     2,880,506
  Dexter Corp. .........................................   14,900       596,931
  Excel Industries, Inc. ...............................   18,000       358,875
  Herman Miller, Inc. ..................................   19,200     1,027,200
  Johnson Controls Inc. ................................   26,000     1,288,625
  PACCAR Inc. ..........................................   28,600     1,601,600
  Simpson Industries, Inc. .............................   20,300       234,718
  Standard Products Co. ................................   12,200       321,013
  Stewart & Stevenson Services, Inc. ...................   20,900       502,906
  Timken Co. ...........................................   63,800     2,555,988
  Trinity Industries, Inc. .............................   44,600     2,151,950
  TRW Inc. .............................................   26,800     1,470,650
                                                                   ------------
                                                                     16,521,712
                                                                   ------------
METALS & MINING                                    2.20%
  ASARCO, Inc. .........................................  110,500     3,536,000
  Birmingham Steel Corp. ...............................   25,000       432,813
  British Steel Plc, ADR................................   70,800     2,062,050
  Cleveland-Cliffs Inc. ................................    6,400       279,200
  Cyprus Amax Minerals Co. .............................   71,500     1,716,000
  Oregon Steel Mills, Inc. .............................   37,000     1,003,625
  Phelps Dodge Corp. ...................................   37,300     2,895,412
  USX-U.S. Steel Group..................................   87,400     3,037,150
                                                                   ------------
                                                                     14,962,250
                                                                   ------------
OIL & OIL SERVICES                                 4.39%
  Ashland Inc. .........................................   78,300     4,257,563
  Atlantic Richfield Co. ...............................   47,600     4,066,825
  Elf Aquitaine S.A., ADR...............................   42,500     2,834,218

                       THE ZWEIG TOTAL RETURN FUND, INC.

                         SEPTEMBER 30, 1997(UNAUDITED)

                                                       NUMBER OF
                                                        SHARES        VALUE
                                                       ---------   ------------
OIL & OIL SERVICES (CONTINUED)
  Equitable Resources, Inc. ..........................    4,900    $    154,350
  Helmerich & Payne, Inc. ............................   11,400         912,000
  Murphy Oil Corp. ...................................   24,900       1,422,413
  Occidental Petroleum Corp. .........................   70,900       1,838,968
  Pennzoil Co. .......................................   20,500       1,633,594
  Quaker State Corp. .................................   33,700         575,006
  Sun Company, Inc. ..................................   92,800       4,065,800
  USX-Marathon Group..................................  102,800       3,822,875
  YPF Sociedad Anonima, ADR...........................  114,500       4,222,188
                                                                   ------------
                                                                     29,805,800
                                                                   ------------
PAPER & FOREST PRODUCTS                          0.98%
  Bowater Inc. .......................................   51,700       2,636,700
  Fort James Corp. of Virginia........................   61,400       2,812,888
  Pope & Talbot, Inc. ................................   15,900         336,881
  Westvaco Corp. .....................................   24,750         892,547
                                                                   ------------
                                                                      6,679,016
                                                                   ------------
RETAIL TRADE & SERVICES                          1.07%
  American Stores Co. ................................   63,700       1,552,688
  Dayton Hudson Corp. ................................   38,800       2,325,575
  Ross Stores Inc. ...................................   17,000         580,125
  Shopko Stores Inc. .................................   30,700         798,200
  Supervalu Inc. .....................................   52,100       2,044,925
                                                                   ------------
                                                                      7,301,513
                                                                   ------------
TECHNOLOGY                                       1.70%
  Applied Materials Inc. .............................   11,600(a)    1,104,900
  Dell Computer Corp. ................................   30,800(a)    2,983,750
  Digital Equipment Corp. ............................   32,300(a)    1,398,993
  Harris Corp. .......................................   42,800       1,958,100
  Intel Corp. ........................................   20,600       1,901,638
  Microsoft Corp. ....................................   16,900(a)    2,236,081
                                                                   ------------
                                                                     11,583,462
                                                                   ------------
TELECOMMUNICATIONS                               1.71%
  BCE Inc. ...........................................   56,800       1,696,900
  Comsat Corp. .......................................   55,200       1,314,450
  Telecomunicacoes Brasileiras S.A. ..................   19,800       2,549,250
  Telefonica de Espana S.A., ADR......................   35,100       3,303,787
  Telefonos de Mexico S.A., ADR.......................   53,400       2,763,450
                                                                   ------------
                                                                     11,627,837
                                                                   ------------

                                                         NUMBER OF
                                                          SHARES      VALUE
                                                         --------- ------------
TOBACCO                                            0.61%
  RJR Nabisco Holdings Corp. ...........................  109,800  $  3,774,375
  Universal Corp. of Virginia...........................   10,500       380,625
                                                                   ------------
                                                                      4,155,000
                                                                   ------------
TRANSPORTATION                                     1.68%
  British Airways Plc, ADR..............................    8,100       884,925
  Caliber Systems, Inc. ................................   74,300     4,030,775
  Canadian Pacific Ltd. ................................   77,900     2,302,919
  CNF Transportation, Inc. .............................   46,200     2,012,587
  CSX Corp. ............................................   20,700     1,210,950
  KLM Royal Dutch Airlines N.V., ADR....................   20,145       691,225
  Rollins Truck Leasing Corp. ..........................   18,500       315,657
                                                                   ------------
                                                                     11,449,038
                                                                   ------------
UTILITIES-ELECTRIC & NATURAL GAS                   3.92%
  American Electric Power Co., Inc. ....................   48,800     2,220,400
  CMS Energy Corp. .....................................   58,000     2,146,000
  Columbia Gas Systems, Inc. ...........................    1,900       133,000
  DQE Inc. .............................................   37,250     1,257,188
  DTE Energy Co. .......................................   39,300     1,196,193
  Edison International..................................   97,700     2,466,925
  FPL Group, Inc. ......................................   39,000     1,998,750
  GPU, Inc. ............................................   73,800     2,647,575
  Illinova Corp. .......................................   48,400     1,043,625
  New York State Electric & Gas Corp. ..................   58,000     1,558,750
  Ohio Edison Co. ......................................   28,800       675,000
  Pacific Enterprises...................................   24,800       840,100
  PacifiCorp. ..........................................   33,600       751,800
  Pinnacle West Capital Corp. ..........................   54,900     1,846,013
  Public Service Co. of New Mexico......................   36,100       697,181
  Sierra Pacific Resources Inc. ........................    9,300       298,181
  Transcanada Pipelines Ltd. ...........................   46,700       904,812
  United Illuminating Co. ..............................    6,500       236,844
  UtiliCorp United Inc. ................................   36,200     1,090,525
  Valero Energy Corp. ..................................   45,800     1,502,812
  Western Resources Inc. ...............................   31,900     1,094,569
                                                                   ------------
                                                                     26,606,243
                                                                   ------------
  TOTAL COMMON STOCKS...................................           $220,156,018
                                                                   ------------

                       THE ZWEIG TOTAL RETURN FUND, INC.

                      STATEMENT OF NET ASSETS--(CONCLUDED)
                         SEPTEMBER 30, 1997(UNAUDITED)

                                                     PRINCIPAL
                                                       AMOUNT         VALUE
                                                  ---------------- ------------
UNITED STATES GOVERNMENT & AGENCY OBLIGA-
 TIONS                                    47.22%
  Federal National Mortgage Association, 6.85%,
   4/5/2004.....................................    $ 10,385,000   $ 10,697,931
  United States Treasury Bonds, 10.750%,
   5/15/2003....................................      15,000,000     18,314,055
  United States Treasury Bonds, 7.25%,
   8/15/2022....................................      27,500,000     30,060,937
  United States Treasury Bonds, 7.50%,
   11/15/2024...................................      36,500,000     41,233,576
  United States Treasury Notes, 6.25%,
   8/31/2000....................................      13,500,000     13,630,775
  United States Treasury Notes, 5.625%,
   11/30/2000...................................      19,745,000     19,584,572
  United States Treasury Notes, 7.50%,
   2/15/2005....................................      16,300,000     17,609,085
  United States Treasury Notes, 6.50%,
   5/15/2005....................................       7,600,000      7,766,250
  United States Treasury Notes, 6.875%,
   5/15/2006....................................     101,300,000    105,953,418
  United States Treasury Notes, 6.50%,
   10/15/2006...................................      54,900,000     56,083,754
                                                                   ------------
  Total United States Government & Agency Obli-
   gations......................................                    320,934,353
                                                                   ------------
SHORT-TERM INVESTMENTS                    18.96%
  du Pont (E.I.) de Nemours & Co., 5.50%,
   10/02/97.....................................      20,000,000     19,996,944
  Ford Motor Credit Co., 5.55%, 10/03/97........      16,000,000     15,995,067
  Goldman, Sachs & Co., 6.35%, 10/01/97.........      14,100,000     14,100,000
  Merrill Lynch & Co., Inc., 5.60%, 10/07/97....      24,300,000     24,277,320
  PepsiCo., Inc., 5.50%, 10/03/97...............       9,500,000      9,497,097
  Sara Lee Corp., 6.30%, 10/01/97...............      20,000,000     20,000,000
  Wal-Mart Stores Inc., 5.53%, 10/01/97.........      25,000,000     25,000,000
                                                                   ------------
    Total Short-Term Investments................                    128,866,428
                                                                   ------------
TOTAL INVESTMENTS IN SECURITIES.................           98.57%   669,956,799
CASH AND OTHER ASSETS LESS LIABILITIES..........            1.43      9,701,164
                                                    ------------   ------------
NET ASSETS (Equivalent to $8.69 per share based
 on 78,218,582 shares of capital stock outstand-           100.0%  $679,657,963
 ing)...........................................    ============   ============
                                                     NUMBER OF
                                                  SHARES/CONTRACTS
                                                  ----------------
SECURITIES SOLD SHORT
  Webs Hong Kong................................          76,700   $  1,193,644
                                                                   ------------
    TOTAL SECURITIES SOLD SHORT (Proceeds
   $1,167,899)..................................                   $  1,193,644
                                                                   ------------
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS
  Standard and Poor's 500 December 1997 Long                       $    794,630
   futures......................................           55 (b)  ============

--------
(a) Non-income producing security.
(b) The market value of the long futures was $26,251,380 (representing 3.86% of the Fund's net assets) with a cost of $25,456,750.

                       THE ZWEIG TOTAL RETURN FUND, INC.

                              FINANCIAL HIGHLIGHTS
                               SEPTEMBER 30, 1997
                                  (UNAUDITED)

                                                               NET ASSET VALUE
                                         TOTAL NET ASSETS         PER SHARE
                                     ------------------------- ----------------
NET ASSET VALUE
 Beginning of period: December 31,
  1996..............................              $638,767,568          $  8.29
  Net investment income............. $20,480,743               $  0.26
  Net realized and unrealized gains
   on investments...................  59,348,794                  0.77
  Dividends from net investment
   income and distributions from net
   long-term and short-term capital
   gains............................ (48,826,840)                (0.63)
  Net asset value of shares issued
   to shareholders for reinvestment
   of dividends and distributions...   9,887,698                   --
                                     -----------               -------
   Net increase in net assets/net
    asset value.....................                40,890,395             0.40
                                                  ------------          -------
 End of period: September 30, 1997..              $679,657,963          $  8.69
                                                  ============          =======

KEY INFORMATION

1-800-272-2700  ZWEIG SHAREHOLDER RELATIONS: For general information and literature

(212) 486-3122  THE ZWEIG TOTAL RETURN FUND HOT LINE:
                For updates on net asset value, share price, major industry groups and other key information

                               REINVESTMENT PLAN

   Many of you have questions
 about our reinvestment plan. If
 you want to take advantage of
 this plan and your shares are
 held in "Street Name," we urge
 you to consult your broker as
 soon as possible to determine if
 you must change registration to
 your own name to participate.

                               ----------------

  Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that the Fund may from time to time purchase its shares of common stock in the open market when Fund shares are trading at a discount from their net asset value.